INCOME TAXES (Schedule of Income Tax Benefit (Provision)) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Current	$ (1,582,000)	$ (1,345,000)
Deferred	(211,000)	(370,000)
Change in valuation allowance	1,793,000	1,715,000
Total